Revenue from contracts with customers (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of revenue from contracts with customers

For the years ended October 31	2025	2024	2025	2024	2025	2024	2025	2024
	Bricks-and-mortar	Bricks-and-mortar	E-commerce	E-commerce	Medical cannabis distribution	Medical cannabis distribution	Total	Total
	$	$	$	$	$	$	$	$
Primary geographical markets(i)
Canada	565,316	484,444	—	—	—	—	565,316	484,444
USA	—	—	18,127	36,061	—	—	18,127	36,061
International	—	—	733	1,801	9,810	—	10,543	1,801
Total revenue	565,316	484,444	18,860	37,862	9,810	—	593,986	522,306

Major products and services
Cannabis and Hemp-derived products	504,574	435,642	6,800	17,150	9,710	—	521,084	452,792
Consumption accessories	13,573	12,764	11,623	20,037	—	—	25,196	32,801
Data analytics, advertising and other revenue	47,169	36,038	437	675	100	—	47,706	36,713
Total revenue	565,316	484,444	18,860	37,862	9,810	—	593,986	522,306

Timing of revenue recognition
Transferred at a point in time	565,316	484,444	18,860	37,862	9,810	—	593,986	522,306
Total revenue	565,316	484,444	18,860	37,862	9,810	—	593,986	522,306
(i)Represents revenue based on geographical locations of the customers who have contributed to the revenue generated in the applicable segment.